Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

NYSE

July 14, 2003

Cert nys

03019142

RECD S.E.C.
JUL 14 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Pioneer Municipal High Income Trust, Common Shares of Beneficial Interest, no par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 14, 2003. Tentative listing date – July 16, 2003.

Sincerely,

PROCESSED
AUG 04 2003
THOMSON
FINANCIAL